UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 0.9%
CAE, Inc.	1,672,721	$23,755,531

		$23,755,531

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	273,553	$20,806,441

		$20,806,441

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)	846,230	$27,409,390

		$27,409,390

Banks — 9.4%
BNP Paribas SA	319,289	$20,425,494
ING Groep NV	1,411,290	20,274,519
JPMorgan Chase & Co.	742,620	62,847,931
Mitsubishi UFJ Financial Group, Inc.	4,245,636	27,187,022
PNC Financial Services Group, Inc. (The)	180,483	21,740,982
U.S. Bancorp	429,569	22,616,808
Wells Fargo & Co.	1,428,810	80,484,867

		$255,577,623

Beverages — 3.4%
Anheuser-Busch InBev SA/NV	272,167	$28,419,138
Constellation Brands, Inc., Class A	153,765	23,027,846
Diageo PLC	1,500,568	41,682,536

		$93,129,520

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.(1)	112,221	$14,665,040
BioMarin Pharmaceutical, Inc.(1)	123,816	10,849,996
Celgene Corp.(1)	269,273	31,276,059
Shire PLC	813,921	45,315,672

		$102,106,767

Building Products — 1.1%
Assa Abloy AB, Class B	1,515,943	$28,685,380

		$28,685,380

Capital Markets — 1.1%
Credit Suisse Group AG	763,834	$11,660,019
Credit Suisse Group AG(2)	1,204,065	18,380,200

		$30,040,219

Chemicals — 1.5%
BASF SE	210,386	$20,309,350
PPG Industries, Inc.	215,698	21,571,957

		$41,881,307

Containers & Packaging — 1.5%
Sealed Air Corp.	844,508	$40,958,638

		$40,958,638

Security	Shares	Value
Diversified Telecommunication Services — 2.1%
Nippon Telegraph & Telephone Corp.	1,284,220	$56,726,949

		$56,726,949

Electric Utilities — 2.6%
American Electric Power Co., Inc.	415,179	$26,596,367
NextEra Energy, Inc.	362,262	44,819,054

		$71,415,421

Electrical Equipment — 1.9%
Melrose Industries PLC	14,918,302	$36,728,319
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,670,346	15,214,377

		$51,942,696

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	529,305	$27,264,500
Keyence Corp.	67,917	26,376,724

		$53,641,224

Energy Equipment & Services — 1.7%
Halliburton Co.	398,498	$22,543,032
Schlumberger, Ltd.	282,644	23,660,129

		$46,203,161

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	293,758	$30,403,953
Equity Residential	583,657	35,468,836

		$65,872,789

Food Products — 1.2%
Kerry Group PLC, Class A	265,394	$18,660,750
Pinnacle Foods, Inc.	273,281	14,535,816

		$33,196,566

Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp.(1)	129,321	$12,445,853

		$12,445,853

Hotels, Restaurants & Leisure — 0.6%
Accor SA	410,377	$16,630,934

		$16,630,934

Household Durables — 1.9%
Newell Brands, Inc.	1,106,272	$52,359,854

		$52,359,854

Household Products — 1.1%
Reckitt Benckiser Group PLC	358,282	$30,742,573

		$30,742,573

Insurance — 6.1%
AIA Group, Ltd.	8,006,409	$49,570,484
Chubb, Ltd.	392,783	51,647,037
Prudential PLC	1,223,765	23,715,025
St. James’s Place PLC	2,955,690	39,986,191

		$164,918,737

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	59,215	$48,762,368

		$48,762,368

Security	Shares	Value
Internet Software & Services — 5.8%
Alphabet, Inc., Class C(1)	128,628	$102,489,504
Facebook, Inc., Class A(1)	426,369	55,564,408

		$158,053,912

IT Services — 1.8%
Visa, Inc., Class A	594,860	$49,200,871

		$49,200,871

Machinery — 3.9%
Fortive Corp.	872,509	$48,258,473
Komatsu, Ltd.	664,948	15,745,048
Kubota Corp.	2,733,930	43,462,005

		$107,465,526

Media — 2.7%
Interpublic Group of Cos., Inc.	1,768,086	$41,603,064
Time Warner, Inc.	338,891	32,821,593

		$74,424,657

Metals & Mining — 0.8%
Rio Tinto, Ltd.	450,030	$22,829,762

		$22,829,762

Multiline Retail — 0.3%
Macy’s, Inc.	310,628	$9,175,951

		$9,175,951

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	618,693	$43,017,724
Chevron Corp.	290,608	32,359,201
Occidental Petroleum Corp.	525,256	35,596,599
Royal Dutch Shell PLC, Class B	1,140,802	32,221,271
Seven Generations Energy, Ltd., Class A(1)	885,726	17,704,310

		$160,899,105

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	551,829	$44,814,033

		$44,814,033

Pharmaceuticals — 7.7%
Allergan PLC(1)	183,686	$40,207,029
Eli Lilly & Co.	486,666	37,487,882
Johnson & Johnson	444,542	50,344,381
Novo Nordisk A/S, Class B	737,786	26,663,389
Roche Holding AG PC	139,334	33,014,941
Zoetis, Inc.	421,290	23,145,673

		$210,863,295

Professional Services — 1.6%
Verisk Analytics, Inc.(1)	536,097	$44,303,056

		$44,303,056

Road & Rail — 2.7%
CSX Corp.	375,774	$17,432,156
Union Pacific Corp.	515,903	54,984,942

		$72,417,098

Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV	332,831	$40,413,585
Sumco Corp.	1,121,535	17,534,224

		$57,947,809

Security	Shares	Value
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	108,227	$17,775,202
Industria de Diseno Textil SA	1,004,481	33,223,731
Lowe’s Cos., Inc.	547,911	40,041,336

		$91,040,269

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	445,127	$54,016,161

		$54,016,161

Textiles, Apparel & Luxury Goods — 2.4%
LVMH Moet Hennessy Louis Vuitton SE	119,144	$24,010,266
NIKE, Inc., Class B	303,396	16,049,648
Pandora A/S	194,389	25,474,452

		$65,534,366

Tobacco — 0.9%
Altria Group, Inc.	350,287	$24,933,429

		$24,933,429

Trading Companies & Distributors — 1.2%
Brenntag AG	564,575	$32,845,386

		$32,845,386

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	10,473,622	$25,655,448

		$25,655,448

Total Common Stocks (identified cost $2,455,120,784)		$2,675,630,075

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	56,043,340	$56,048,945

Total Short-Term Investments (identified cost $56,048,945)		$56,048,945

Total Investments — 100.0% (identified cost $2,511,169,729)		$2,731,679,020

Call Options Written — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	280	$2,275	2/1/17	$(201,600)
S&P 500 Index	280	2,275	2/3/17	(287,000)
S&P 500 Index	280	2,280	2/6/17	(243,600)
S&P 500 Index	280	2,275	2/8/17	(387,800)
S&P 500 Index	280	2,280	2/10/17	(347,200)
S&P 500 Index	280	2,275	2/13/17	(456,400)
S&P 500 Index	280	2,280	2/15/17	(421,400)
S&P 500 Index	285	2,275	2/17/17	(550,050)
S&P 500 Index	280	2,270	2/21/17	(666,400)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	280	$2,290	2/22/17	$(366,800)
S&P 500 Index	280	2,300	2/24/17	(270,200)
S&P 500 Index	280	2,280	2/27/17	(560,000)

				$(4,758,450)

Over-the-Counter Options — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Citibank, N.A.	20,800	EUR	3,325	2/3/17	$(7,343)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	21,000	EUR	3,325	2/17/17	(267,493)
Dow Jones Euro Stoxx 50 Index	Morgan Stanley & Co. International PLC	21,100	EUR	3,350	2/10/17	(57,520)
Dow Jones Euro Stoxx 50 Index	Société Générale	20,900	EUR	3,350	2/24/17	(263,264)
FTSE 100 Index	Barclays Bank PLC	6,350	GBP	7,225	2/17/17	(193,880)
FTSE 100 Index	Deutsche Bank AG	6,750	GBP	7,250	2/17/17	(155,919)
Nikkei 225 Index	Bank of America, N.A.	150,000	JPY	19,625	2/3/17	(4,075)
Nikkei 225 Index	Deutsche Bank AG	150,000	JPY	19,375	2/10/17	(123,884)
Nikkei 225 Index	Deutsche Bank AG	150,000	JPY	19,750	2/24/17	(130,108)
Nikkei 225 Index	Société Générale	150,000	JPY	19,625	2/17/17	(113,567)

						$(1,317,053)

Total Call Options Written (premiums received $11,701,587)						$(6,075,503)

Other Assets, Less Liabilities — 0.2%						$4,735,107

Net Assets — 100.0%						$2,730,338,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $67,470.

(4)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	63.7%	$1,740,434,015
United Kingdom	9.8	266,655,526
Japan	6.9	187,031,972
Netherlands	3.4	92,909,375
Switzerland	2.3	63,055,160
France	2.2	61,066,694

Country	Percentage of Total Investments	Value
Germany	1.9%	$53,154,736
Denmark	1.9	52,137,841
Hong Kong	1.8	49,570,484
Canada	1.5	41,459,841
Spain	1.2	33,223,731
Sweden	1.1	28,685,380
Belgium	1.0	28,419,138
Ireland	0.7	18,660,750
China	0.6	15,214,377

Total Investments	100.0%	$2,731,679,020

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	735,605	$11,420,795
Options written	2,310,385	39,213,760
Options terminated in closing purchase transactions	(1,934,645)	(27,175,298)
Options exercised	(1,190)	(2,280,808)
Options expired	(409,890)	(9,476,862)

Outstanding, end of period	700,265	$11,701,587

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,075,503.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,514,613,625

Gross unrealized appreciation	$315,315,459
Gross unrealized depreciation	(98,250,064)

Net unrealized appreciation	$217,065,395

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$285,998,406	$99,339,383	$—	$385,337,789
Consumer Staples	107,311,124	119,504,997	—	226,816,121
Energy	174,880,995	32,221,271	—	207,102,266
Financials	239,337,625	211,198,954	—	450,536,579
Health Care	220,421,913	104,994,002	—	325,415,915
Industrials	209,540,599	172,680,515	—	382,221,114
Information Technology	288,535,444	84,324,533	—	372,859,977
Materials	62,530,595	43,139,112	—	105,669,707
Real Estate	65,872,789	—	—	65,872,789
Telecommunication Services	—	82,382,397	—	82,382,397
Utilities	71,415,421	—	—	71,415,421
Total Common Stocks	$1,725,844,911	$949,785,164 *	$—	$2,675,630,075
Short-Term Investments	$—	$56,048,945	$—	$56,048,945
Total Investments	$1,725,844,911	$1,005,834,109	$—	$2,731,679,020

Liability Description
Call Options Written	$(4,758,450)	$(1,317,053)	$—	$(6,075,503)
Total	$(4,758,450)	$(1,317,053)	$—	$(6,075,503)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017